UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: January 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.42%
FHLMC ±	4.65%	9-1-2032	$1,349,238	$1,452,272
FHLMC	8.50	7-1-2028	65,778	79,766
FHLMC	8.50	3-1-2030	44,042	45,422
FHLMC Series 1383 ±	2.38	2-1-2037	514,869	550,608
FHLMC Series 196 Class A ±	0.97	12-15-2021	39,147	39,665
FHLMC Series 2011-K16 Class B 144A±	4.59	11-25-2046	1,000,000	1,102,721
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	173,862
FHLMC Series 2011-K702 Class B 144A±	4.77	4-25-2044	740,000	794,031
FHLMC Series 2012-K17 Class B 144A±	4.35	12-25-2044	675,000	734,442
FHLMC Series 2012-K18 Class B 144A±	4.26	1-25-2045	810,000	877,165
FHLMC Series 2012-K501 Class C 144A±	3.44	11-25-2046	800,000	814,283
FHLMC Series 2012-K705 Class B 144A±	4.16	9-25-2044	1,000,000	1,057,319
FHLMC Series 2012-K706 Class B 144A±	4.03	11-25-2044	500,000	527,060
FHLMC Series 2012-K706 Class C 144A±	4.03	11-25-2044	805,000	836,608
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	976,174
FHLMC Series 2012-K709 Class B 144A±	3.74	4-25-2045	1,000,000	1,044,655
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	274,468
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	721,268
FHLMC Series 2013-K713 Class B 144A±	3.16	4-25-2046	1,000,000	1,020,792
FHLMC Series 2390 Class FD ±	0.62	12-15-2031	32,103	32,446
FHLMC Series 2567 Class FH ±	0.57	2-15-2033	92,973	93,791
FHLMC Series K007 Class X1 ±(c)	1.18	4-25-2020	965,881	44,801
FHLMC Series K016 Class X1 ±(c)	1.56	10-25-2021	383,136	32,941
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	6,827,532	591,892
FNMA ±	2.02	9-1-2037	705,570	747,870
FNMA	6.00	4-1-2033	68,113	75,245
FNMA	6.50	11-1-2032	60,657	62,688
FNMA	7.50	7-1-2017	18,994	19,227
FNMA	7.50	10-1-2028	5,523	5,574
FNMA	7.50	11-1-2028	122,526	131,979
FNMA	7.50	2-1-2030	34,991	35,653
FNMA	7.50	9-1-2030	84,522	89,899
FNMA	8.00	6-1-2030	18,058	18,403
FNMA	12.00	1-1-2016	477	481
FNMA Series 1996-46 Class FA ±	0.67	8-25-2021	22,479	22,670
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,767,850	74,276
FNMA Series 2001-25 Class Z	6.00	6-25-2031	212,018	234,655
FNMA Series 2001-35 Class F ±	0.77	7-25-2031	8,760	8,891
FNMA Series 2001-57 Class F ±	0.67	6-25-2031	8,819	8,922
FNMA Series 2002-77 Class FH ±	0.57	12-18-2032	69,397	70,034
FNMA Series 2002-97 Class FR ±	0.72	1-25-2033	16,991	17,188
FNMA Series G91-16 Class F ±	0.62	6-25-2021	24,108	24,286
FNMA Series G92-17 Class F ±	1.22	3-25-2022	69,014	70,507
GNMA	6.50	6-15-2028	44,109	50,585
GNMA	7.25	7-15-2017	5,036	5,054
GNMA	7.25	8-15-2017	19,829	20,723
GNMA	7.25	8-15-2017	13,310	13,477
GNMA	7.25	9-15-2017	21,455	22,391
GNMA	7.25	10-15-2017	28,353	29,707
GNMA	7.25	10-15-2017	12,562	12,718
GNMA	7.25	11-15-2017	14,380	14,569
GNMA	7.25	1-15-2018	5,660	5,680
GNMA	7.25	1-15-2018	8,476	8,508
GNMA	7.25	2-15-2018	16,596	16,852
GNMA	7.25	5-15-2018	9,059	9,093

Total Agency Securities (Cost $14,615,866)				15,846,257

Asset-Backed Securities : 0.11%
CVS Pass-Through Trust Series T	6.04	12-10-2028	578,260	693,619

Total Asset-Backed Securities (Cost $647,339)				693,619

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.16%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	$712

Telecommunication Services : 0.16%

Diversified Telecommunication Services : 0.16%
Fairpoint Communications Incorporated †			70,442	1,053,812

Total Common Stocks (Cost $1,618,617)				1,054,524

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 68.71%

Consumer Discretionary : 11.19%

Auto Components : 1.10%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$3,790,000	3,951,075
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	1,680,000	1,780,800
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	504,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	433,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	548,730

				7,217,605

Distributors : 0.12%
LKQ Corporation	4.75	5-15-2023	800,000	778,000

Diversified Consumer Services : 1.03%
Service Corporation International	6.75	4-1-2016	475,000	495,188
Service Corporation International	7.00	6-15-2017	1,410,000	1,529,850
Service Corporation International	7.50	4-1-2027	2,993,000	3,367,125
Service Corporation International	7.63	10-1-2018	680,000	765,000
Service Corporation International	8.00	11-15-2021	475,000	561,688

				6,718,851

Hotels, Restaurants & Leisure : 2.77%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,771,600
Greektown Holdings LLC 144A	8.88	3-15-2019	7,425,000	7,480,688
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	205,725
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,724,800
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	425,000	432,438
Speedway Motorsports Incorporated	6.75	2-1-2019	525,000	544,425

				18,159,676

Household Durables : 0.35%
American Greetings Corporation	7.38	12-1-2021	1,950,000	2,067,000
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	214,500

				2,281,500

Internet & Catalog Retail : 0.18%
Expedia Incorporated	5.95	8-15-2020	750,000	844,260
Priceline Group Incorporated	2.38	9-23-2024	300,000	368,210

				1,212,470

Media : 4.33%
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,457,375
CBS Outdoor Americas Capital LLC 144A	5.63	2-15-2024	20,000	20,700
CBS Outdoor Americas Capital LLC 144A	5.88	3-15-2025	775,000	806,000
CCO Holdings LLC	7.38	6-1-2020	1,100,000	1,175,625
CCO Holdings LLC	5.13	2-15-2023	170,000	166,600

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC	8.13%	4-30-2020	$415,000	$436,269
CCOH Safari LLC	5.50	12-1-2022	450,000	453,375
CCOH Safari LLC	5.75	12-1-2024	3,435,000	3,482,231
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	210,000	205,275
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	960,000	938,400
Cinemark USA Incorporated	7.38	6-15-2021	775,000	821,500
CSC Holdings LLC	7.63	7-15-2018	625,000	701,563
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,230,625
CSC Holdings LLC	8.63	2-15-2019	383,000	446,195
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	787,136
DISH DBS Corporation	5.88	11-15-2024	190,000	190,950
DISH DBS Corporation	7.88	9-1-2019	480,000	544,800
EchoStar DBS Corporation	7.13	2-1-2016	125,000	131,250
EchoStar DBS Corporation	7.75	5-31-2015	350,000	355,250
Gray Television Incorporated	7.50	10-1-2020	6,380,000	6,555,450
Interpublic Group of Companies	4.00	3-15-2022	750,000	788,572
Lamar Media Corporation	5.88	2-1-2022	690,000	715,875
LIN Television Corporation	6.38	1-15-2021	275,000	279,125
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	213,500
National CineMedia LLC	6.00	4-15-2022	1,710,000	1,735,650
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,058,700
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,822,188
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	810,878

				28,331,057

Multiline Retail : 0.10%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	645,277

Specialty Retail : 1.21%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	454,500
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	655,025
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,200,000	1,230,000
Century Intermediate Holding Company (PIK at 10.50%) 144A¥	9.75	2-15-2019	175,000	185,500
Chinos Intermediate Holdings A Incorporated 144A	7.75	5-1-2019	450,000	378,000
L Brands Incorporated	6.63	4-1-2021	750,000	847,500
Penske Auto Group Incorporated	5.38	12-1-2024	1,130,000	1,149,775
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,201,200
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,153,455
Sonic Automotive Incorporated	7.00	7-15-2022	600,000	652,500

				7,907,455

Consumer Staples : 0.69%

Beverages : 0.12%
Cott Beverages Incorporated 144A	6.75	1-1-2020	790,000	780,125

Food & Staples Retailing : 0.10%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	641,659

Food Products : 0.35%
B&G Foods Incorporated	4.63	6-1-2021	300,000	298,500
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	179,550
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	787,343
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	1,067,000

				2,332,393

Tobacco : 0.12%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	781,242

Energy : 14.38%

Energy Equipment & Services : 5.27%
Bristow Group Incorporated	6.25	10-15-2022	3,540,000	3,371,850
Cleaver Brooks Incorporated 144A(i)	8.75	12-15-2019	95,000	99,038

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Compressco Partners LP 144A	7.25%	8-15-2022	$1,205,000	$1,000,150
Era Group Incorporated	7.75	12-15-2022	4,425,000	4,248,000
Forum Energy Technologies Incorporated	6.25	10-1-2021	200,000	189,500
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,930,000	3,845,400
Hilcorp Energy Company 144A	5.00	12-1-2024	325,000	292,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,835,000	2,253,825
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,585,650
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,475,000	3,371,098
NGPL PipeCo LLC 144A	7.77	12-15-2037	8,800,000	9,328,000
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	425,756
PHI Incorporated	5.25	3-15-2019	5,175,000	4,502,250

				34,513,017

Oil, Gas & Consumable Fuels : 9.11%
Arch Coal Incorporated	7.00	6-15-2019	1,200,000	291,000
CVR Refining LLC	6.50	11-1-2022	1,249,000	1,186,550
Denbury Resources Incorporated	4.63	7-15-2023	535,000	456,088
Denbury Resources Incorporated	5.50	5-1-2022	80,000	70,400
Denbury Resources Incorporated	6.38	8-15-2021	50,000	46,500
El Paso LLC	6.50	9-15-2020	285,000	328,769
El Paso LLC	7.00	6-15-2017	530,000	584,325
El Paso LLC (i)	7.42	2-15-2037	800,000	978,998
El Paso LLC	7.80	8-1-2031	1,850,000	2,278,976
El Paso Pipeline Partners Operating LLC	6.50	4-1-2020	750,000	860,253
Energy Transfer Partners LP	5.20	2-1-2022	750,000	822,431
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	2,165,000	952,600
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	575,000	268,813
Exterran Partners LP	6.00	4-1-2021	2,500,000	2,137,500
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	766,979
Nabors Industries Incorporated	4.63	9-15-2021	750,000	696,458
Northern Tier Energy LLC	7.13	11-15-2020	2,800,000	2,842,000
Overseas Shipholding Group Incorporated	7.50	2-15-2021	1,700,000	1,530,000
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,100,000	2,052,750
Phillips 66	4.30	4-1-2022	625,000	684,311
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	765,291
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,454,846
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,598,229
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	4,613,000	4,935,910
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,350,000	2,585,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	851,063
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,020,000	1,020,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,635,156
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,678,688
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,308,675
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	4,878,338
SemGroup Corporation	7.50	6-15-2021	2,665,000	2,651,675
Suburban Propane Partners LP	7.38	3-15-2020	790,000	821,600
Suburban Propane Partners LP	7.38	8-1-2021	309,000	326,768
Swift Energy Company	7.13	6-1-2017	4,821,000	1,880,190
Swift Energy Company	8.88	1-15-2020	1,075,000	376,250
Ultra Petroleum Corporation 144A	5.75	12-15-2018	410,000	375,150
Ultra Petroleum Corporation 144A	6.13	10-1-2024	1,985,000	1,697,175
Weatherford International Incorporated	6.35	6-15-2017	650,000	657,166
Western Gas Partners LP	5.38	6-1-2021	503,000	561,821
Williams Partners LP	3.35	8-15-2022	750,000	719,702

				59,614,394

Financials : 13.99%

Banks : 0.79%
Bank of America Corporation	3.70	9-1-2015	650,000	661,430
Bank of America Corporation	5.70	1-24-2022	250,000	294,431
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,352,648
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	592,625
Citigroup Incorporated	4.50	1-14-2022	250,000	280,310
Citigroup Incorporated	6.00	8-15-2017	650,000	719,795

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
City National Bank	5.38%	7-15-2022	$500,000	$567,488
HSBC Bank USA	6.00	8-9-2017	650,000	719,008

				5,187,735

Capital Markets : 1.11%
Ace Securities Corporation ±	2.79	6-25-2033	481,501	476,347
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	889,655
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	888,941
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	3,212,900
Jefferies Finance LLC 144A	7.38	4-1-2020	200,000	188,000
Jefferies Finance LLC 144A	7.50	4-15-2021	425,000	399,500
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	521,875
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	689,813

				7,267,031

Consumer Finance : 4.42%
Ally Financial Incorporated	7.50	9-15-2020	1,677,000	1,991,438
Ally Financial Incorporated	8.00	3-15-2020	755,000	900,338
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,055,000
Discover Financial Services	5.20	4-27-2022	750,000	847,868
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	711,190
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	279,851
General Motors Financial Company Incorporated	6.75	6-1-2018	1,135,000	1,282,550
Homer City Generation (PIK at 9.23%) LLC 144A ¥	9.23	10-1-2026	1,328,854	1,355,431
Navient Corporation	8.00	3-25-2020	4,240,000	4,748,800
SLM Corporation	6.13	3-25-2024	1,220,000	1,189,500
SLM Corporation	7.25	1-25-2022	930,000	1,011,375
SLM Corporation	8.45	6-15-2018	1,675,000	1,893,772
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,569,538
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,145,375
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,743,675
Springleaf Finance Corporation	6.50	9-15-2017	200,000	211,000
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,868,500
Springleaf Finance Corporation	7.75	10-1-2021	475,000	527,250
Springleaf Finance Corporation	8.25	10-1-2023	525,000	593,250

				28,925,701

Diversified Financial Services : 1.53%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,755,700
General Electric Capital Corporation	4.65	10-17-2021	650,000	746,694
Infinity Acquisition LLC 144A	7.25	8-1-2022	2,615,000	2,346,963
ING US Incorporated	5.50	7-15-2022	750,000	870,392
JPMorgan Chase & Company	3.38	5-1-2023	750,000	748,856
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,511,036

				9,979,641

Insurance : 1.22%
American International Group Incorporated	4.88	6-1-2022	750,000	862,253
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	760,507
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	754,025
Hub Holdings LLC (PIK at 8.88%) 144A ¥	8.13	7-15-2019	2,900,000	2,842,000
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	836,468
ProAssurance Corporation	5.30	11-15-2023	750,000	846,666
Prudential Covered Trust 144A	3.00	9-30-2015	360,000	364,452
W.R. Berkley Corporation	4.63	3-15-2022	650,000	716,935

				7,983,306

Real Estate Management & Development : 0.91%
Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	2,295,000	2,295,000

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Onex Corporation 144A	7.75%	1-15-2021	$3,730,000	$3,641,413

				5,936,413

REITs : 4.01%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	712,565
American Tower Corporation	5.90	11-1-2021	650,000	754,877
Crown Castle International Corporation	4.88	4-15-2022	460,000	465,980
Crown Castle International Corporation	5.25	1-15-2023	100,000	102,500
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,829,563
Essex Portfolio LP	3.63	8-15-2022	750,000	785,678
Health Care REIT Incorporated	5.25	1-15-2022	650,000	743,554
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,087,500
Iron Mountain Incorporated	6.00	8-15-2023	2,160,000	2,262,600
Iron Mountain Incorporated	7.75	10-1-2019	365,000	390,094
Iron Mountain Incorporated	8.38	8-15-2021	453,000	472,479
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,872,625
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	894,625
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,163,250
The Geo Group Incorporated	5.13	4-1-2023	1,400,000	1,393,000
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,732,400
The Geo Group Incorporated	5.88	10-15-2024	465,000	478,950
The Geo Group Incorporated	6.63	2-15-2021	365,000	383,250
Ventas Realty LP	4.25	3-1-2022	650,000	706,050

				26,231,540

Health Care : 6.74%

Biotechnology : 0.12%
Amgen Incorporated	3.63	5-15-2022	750,000	801,297

Health Care Equipment & Supplies : 0.69%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	3,200,000	2,768,000
Hologic Incorporated	6.25	8-1-2020	1,660,000	1,730,550

				4,498,550

Health Care Providers & Services : 3.90%
Aviv Healthcare Properties LP	6.00	10-15-2021	515,000	538,175
Aviv Healthcare Properties LP	7.75	2-15-2019	1,625,000	1,691,625
Capella Healthcare Incorporated	9.25	7-1-2017	2,550,000	2,658,375
Centene Corporation	5.75	6-1-2017	1,000,000	1,058,750
Community Health Systems Incorporated	6.88	2-1-2022	1,960,000	2,084,950
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	884,954
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	556,500
Express Scripts Holding Company	3.90	2-15-2022	665,000	709,376
HCA Incorporated	6.50	2-15-2020	1,875,000	2,107,031
HealthSouth Corporation	5.75	11-1-2024	30,000	30,975
HealthSouth Corporation	7.75	9-15-2022	1,050,000	1,110,375
HealthSouth Corporation	8.13	2-15-2020	495,000	516,038
Humana Incorporated	7.20	6-15-2018	750,000	879,211
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,155,625
MPT Operating Partnership LP	6.88	5-1-2021	775,000	829,250
Select Medical Corporation	6.38	6-1-2021	6,215,000	6,253,067
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,593,000
Tenet Healthcare Corporation	8.13	4-1-2022	765,000	862,538

				25,519,815

Health Care Technology : 0.72%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,719,656

Life Sciences Tools & Services : 0.14%
Life Technologies Corporation	6.00	3-1-2020	750,000	873,780

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 1.17%
Endo Finance LLC 144A	5.75%	1-15-2022	$715,000	$725,725
Endo Finance LLC 144A	6.00	2-1-2025	775,000	791,953
Endo Finance LLC 144A	7.25	1-15-2022	2,385,000	2,534,063
Par Pharmaceutical Company	7.38	10-15-2020	850,000	894,625
Pinnacle Incorporated 144A	9.50	10-1-2023	300,000	333,000
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	1,450,000	1,540,625
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	87,763
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	745,657

				7,653,411

Industrials : 4.72%

Aerospace & Defense : 0.16%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,071,417

Airlines : 0.46%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,485,000
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	829,344
Delta Air Lines Incorporated	4.75	11-7-2021	639,978	684,776

				2,999,120

Commercial Services & Supplies : 1.54%
ADT Corporation	3.50	7-15-2022	750,000	678,750
ADT Corporation	4.13	6-15-2023	1,075,000	1,007,813
ADT Corporation	6.25	10-15-2021	1,605,000	1,700,802
Covanta Holding Corporation	5.88	3-1-2024	1,885,000	1,939,194
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,601,250
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,572,500
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	784,246
Republic Services Incorporated	3.55	6-1-2022	750,000	796,921

				10,081,476

Construction & Engineering : 0.45%
AECOM 144A	5.75	10-15-2022	215,000	224,944
AECOM 144A	5.88	10-15-2024	2,610,000	2,724,188

				2,949,132

Machinery : 0.53%
Columbus McKinnon Corporation	7.88	2-1-2019	3,320,000	3,456,950

Professional Services : 0.09%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	614,030

Trading Companies & Distributors : 1.49%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,428,000
H&E Equipment Services Incorporated	7.00	9-1-2022	4,065,000	3,882,075
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	84,469
International Lease Finance Corporation	8.63	9-15-2015	900,000	936,000
Light Tower Rentals Incorporated 144A	8.13	8-1-2019	590,000	405,625

				9,736,169

Information Technology : 5.07%

Communications Equipment : 0.12%
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	778,756

Electronic Equipment, Instruments & Components : 1.15%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,066,250
L-3 Communications Corporation	4.95	2-15-2021	750,000	832,520

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corporation 144A	7.25%	10-15-2022	$600,000	$643,500

				7,542,270

Internet Software & Services : 0.30%
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	1,930,000	1,930,000

IT Services : 2.15%
Audatex North America Incorporated 144A	6.00	6-15-2021	1,780,000	1,851,200
Audatex North America Incorporated 144A	6.13	11-1-2023	800,000	834,000
First Data Corporation 144A	6.75	11-1-2020	585,000	625,950
First Data Corporation 144A	7.38	6-15-2019	1,555,000	1,630,806
First Data Corporation 144A	8.88	8-15-2020	225,000	241,313
First Data Corporation	11.75	8-15-2021	4,125,000	4,754,063
SunGard Data Systems Incorporated	6.63	11-1-2019	525,000	527,625
SunGard Data Systems Incorporated	7.38	11-15-2018	2,457,000	2,552,209
SunGard Data Systems Incorporated	7.63	11-15-2020	990,000	1,055,588

				14,072,754

Semiconductors & Semiconductor Equipment : 0.22%
Micron Technology Incorporated 144A	5.88	2-15-2022	1,400,000	1,470,000

Software : 0.41%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	755,231
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	190,750
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	1,095,000	892,425
CA Incorporated	5.38	12-1-2019	750,000	845,041

				2,683,447

Technology Hardware, Storage & Peripherals : 0.72%
Hewlett-Packard Company	4.05	9-15-2022	750,000	797,141
NCR Corporation	5.88	12-15-2021	230,000	237,475
NCR Corporation	6.38	12-15-2023	3,525,000	3,683,625

				4,718,241

Materials : 1.28%

Chemicals : 0.23%
Albemarle Corporation	1.88	12-8-2021	600,000	690,352
Dow Chemical Company	4.13	11-15-2021	750,000	817,339

				1,507,691

Containers & Packaging : 0.70%
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,850
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	561,000
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,456,875
Sealed Air Corporation 144A	8.38	9-15-2021	2,260,000	2,536,850

				4,593,575

Metals & Mining : 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	533,601
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2020	3,170,000	0

				533,601

Paper & Forest Products : 0.27%
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,725,788

Telecommunication Services : 8.49%

Diversified Telecommunication Services : 3.86%
CenturyLink Incorporated	5.80	3-15-2022	600,000	631,500

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Citizens Communications Company	7.88%	1-15-2027	$1,805,000	$1,835,459
Frontier Communications Corporation	8.13	10-1-2018	845,000	947,456
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,149,200
Frontier Communications Corporation	8.50	4-15-2020	525,000	590,625
GCI Incorporated	6.75	6-1-2021	2,330,000	2,324,175
GCI Incorporated	8.63	11-15-2019	5,625,000	5,871,094
Level 3 Financing Incorporated	8.13	7-1-2019	700,000	742,875
Level 3 Financing Incorporated 144A	5.63	2-1-2023	350,000	356,020
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	181,563
Level 3 Financing Incorporated	7.00	6-1-2020	180,000	191,700
Qwest Corporation	7.13	11-15-2043	795,000	815,719
Qwest Corporation	7.25	9-15-2025	1,040,000	1,239,761
Qwest Corporation	7.63	8-3-2021	230,000	247,825
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,217,713
Verizon Communications Incorporated	3.25	2-17-2026	300,000	403,943
Windstream Corporation	7.88	11-1-2017	2,330,000	2,513,488

				25,260,116

Wireless Telecommunication Services : 4.63%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	868,051
Level 3 Communications Incorporated 144A	5.38	8-15-2022	200,000	203,500
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,431,175
SBA Communications Corporation 144A	4.88	7-15-2022	640,000	622,400
SBA Communications Corporation	5.63	10-1-2019	160,000	166,400
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,065,000
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	12,554,719
Sprint Capital Corporation	8.75	3-15-2032	515,000	526,588
Sprint Communications Incorporated 144A	9.00	11-15-2018	325,000	374,563
Sprint Communications Incorporated	11.50	11-15-2021	625,000	753,125
Sprint Corporation	7.13	6-15-2024	960,000	933,600
Sprint Corporation	7.25	9-15-2021	200,000	199,700
Sprint Corporation	7.88	9-15-2023	200,000	202,750
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	87,444
T-Mobile USA Incorporated	6.38	3-1-2025	685,000	702,981
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	165,800
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	83,000
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	170,930
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	523,837
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	955,190
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,620,875
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,105,050

				30,316,678

Utilities : 2.16%

Electric Utilities : 0.73%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	845,705
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,730,000	1,820,825
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	2,078,070
PNM Resources Incorporated	9.25	5-15-2015	9,000	9,213

				4,753,813

Gas Utilities : 0.41%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,859,313
AmeriGas Finance LLC	7.00	5-20-2022	795,000	832,763

				2,692,076

Independent Power & Renewable Electricity Producers : 0.79%
Calpine Corporation 144A	6.00	1-15-2022	515,000	552,338
Calpine Corporation 144A	7.88	1-15-2023	642,000	719,040
NSG Holdings LLC 144A	7.75	12-15-2025	2,519,281	2,708,227
Reliant Energy Incorporated (i)	9.24	7-2-2017	563,039	585,560
Reliant Energy Incorporated (i)	9.68	7-2-2026	410,000	434,600

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Power Operating LLC 144A	5.88%	2-1-2023	$165,000	$168,506

				5,168,271

Multi-Utilities : 0.23%
Ameren Illinois Company	9.75	11-15-2018	500,000	645,860
CMS Energy Corporation	5.05	3-15-2022	750,000	866,465

				1,512,325

Total Corporate Bonds and Notes (Cost $440,767,668)				449,660,293

Foreign Corporate Bonds and Notes @: 4.81%

Consumer Discretionary : 0.22%

Auto Components : 0.06%
Gestamp Funding Luxembourg SA (EUR)	5.88	5-31-2020	135,000	161,703
Samvardhana Motherson Automotive Systems Group 144A (EUR)	4.13	7-15-2021	100,000	111,541
HP Pelzer Holdings 144A (EUR)	7.50	7-15-2021	100,000	118,085

				391,329

Automobiles : 0.08%
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	499,303

Distributors : 0.02%
GHD Bondco plc (GBP)	7.00	4-15-2020	100,000	134,052

Diversified Consumer Services : 0.02%
Brakes Capital 144A (GBP)	7.13	12-15-2018	100,000	152,691

Hotels, Restaurants & Leisure : 0.02%
Twinkle Pizza plc (GBP)	6.63	8-1-2021	100,000	154,691

Specialty Retail : 0.02%
Brighthouse Group plc (GBP)	7.88	5-15-2018	100,000	141,613

Consumer Staples : 0.25%

Beverages : 0.08%
Bacardi Limited (EUR)	2.75	7-3-2023	400,000	507,088

Food & Staples Retailing : 0.02%
R&R Ice Cream plc (GBP)	5.50	5-15-2020	100,000	146,270

Food Products : 0.15%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	982,018

Energy : 0.30%
Oil, Gas & Consumable Fuels : 0.30%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,937,756

Financials : 3.25%

Banks : 3.12%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,158,609
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,631,073
General Electric Capital Corporation (NZD)	4.25	1-17-2018	2,000,000	1,464,306
International Bank for Reconstruction & Development (AUD)	4.25	6-24-2025	5,600,000	4,848,444
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	859,801
KfW (TRY)	5.00	1-16-2017	11,400,000	4,484,954
KfW (AUD)	5.00	3-19-2024	1,300,000	1,177,053
KfW (NZD)	6.38	2-17-2015	3,319,000	2,417,122

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Landwirtschaftliche Rentenbank (ZAR)	8.25%	5-23-2022	15,000,000	$1,359,223

				20,400,585

Diversified Financial Services : 0.13%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	325,220
Schaeffler Finance BV (EUR)	3.50	5-15-2022	200,000	235,040
TES Finance plc (GBP)	6.75	7-15-2020	200,000	289,191

				849,451

Industrials : 0.34%

Building Products : 0.07%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	493,593

Commercial Services & Supplies : 0.04%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	282,500

Construction & Engineering : 0.03%
Grupo Isolux Corsan Finance BV 144A (EUR)	6.63	4-15-2021	200,000	194,812

Transportation Infrastructure : 0.20%
Autoroutes Du Sud de la France (EUR)	2.95	1-17-2024	500,000	654,825
Heathrow Funding Limited (EUR)	4.60	2-15-2020	500,000	634,958

				1,289,783

Telecommunication Services : 0.36%

Communications Equipment : 0.06%
Telefonica Emisiones SA (GBP)	5.60	3-12-2020	200,000	352,578

Wireless Telecommunication Services : 0.30%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,981,844

Utilities : 0.09%

Water Utilities : 0.09%
Befesa Zinc Aser SA (EUR)	8.88	5-15-2018	500,000	592,346

Total Foreign Corporate Bonds and Notes (Cost $34,282,387)				31,484,303

Foreign Government Bonds @: 23.34%
Australia (AUD)	3.25	4-21-2025	3,350,000	2,795,174
Brazil (BRL)	10.00	1-1-2017	44,075,000	15,917,947
Colombia (COP)	7.00	5-4-2022	18,650,000,000	7,930,989
Colombia (COP)	7.75	4-14-2021	5,250,000,000	2,397,572
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,383,545
Indonesia (IDR)	7.88	4-15-2019	74,000,000,000	6,060,785
Indonesia (IDR)	8.38	3-15-2024	67,650,000,000	5,792,293
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	4,236,827
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,394,939
Malaysia (MYR)	3.26	3-1-2018	22,500,000	6,131,163
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,623,514
Mexico (MXN)	7.75	11-13-2042	75,000,000	6,250,699
Mexico (MXN)	10.00	12-5-2024	126,220,000	11,468,964
New Zealand (NZD)	5.50	4-15-2023	5,625,000	4,768,258
Poland (PLN)	3.25	7-25-2025	41,200,000	12,452,050
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,969,058
Republic of South Africa (ZAR)	7.75	2-28-2023	73,000,000	6,607,299
Republic of South Africa (ZAR)	8.00	12-21-2018	101,000,000	9,153,497
Romania (RON)	5.85	4-26-2023	23,100,000	7,243,818
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,614,857
Thailand (THB)	3.25	6-16-2017	276,500,000	8,675,139
Turkey (TRY)	9.00	3-8-2017	13,600,000	5,792,912

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Turkey (TRY)	9.00%	7-24-2024	15,250,000	$7,063,014

Total Foreign Government Bonds (Cost $163,581,564)				152,724,313

Loans : 16.19%
Accellent Incorporated ±	7.50	3-11-2022	$310,000	282,875
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,054,371	1,022,740
Albertson’s Holdings LLC ±	4.50	8-25-2021	150,255	149,861
Albertson’s Holdings LLC ±	5.50	8-25-2021	1,475,000	1,471,136
Alliance Laundry Systems LLC ±	4.25	12-10-2018	1,657,391	1,637,370
Alliance Laundry Systems LLC ±	9.50	12-10-2019	2,230,189	2,228,806
Allison Transmission Incorporated ±	3.75	8-23-2019	3,401,549	3,380,289
American Capital Limited ±	3.50	8-22-2017	1,387,362	1,380,425
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	773,063	755,669
Anchor Glass Container Corporation ±%%<	4.25	6-30-2021	175,000	174,563
Applied Systems Incorporated ±	7.50	1-22-2022	325,000	319,719
Arris Group Incorporated ±	3.25	4-17-2020	593,250	588,308
Asurion LLC ±	8.50	3-3-2021	360,000	355,500
Avaya Incorporated ±%%<	0.00	10-26-2017	302,314	289,466
Capella Healthcare Incorporated ±	5.25	12-31-2021	375,000	375,000
Capital Automotive LP ±	4.00	4-10-2019	3,088,348	3,071,022
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,837,775
CCC Information Services Incorporated ±	4.00	12-20-2019	588,982	579,411
CCM Merger Incorporated ±	4.50	8-8-2021	718,163	714,126
CDW LLC ±	3.25	4-29-2020	884,500	864,352
Centaur Acquisition LLC ±	8.75	2-20-2020	1,850,000	1,837,661
Crown Castle Operating Company ±	3.00	1-31-2021	6,452,475	6,341,428
Dave & Buster’s Incorporated ±	4.25	7-25-2020	498,962	496,093
Dell Incorporated ±	4.50	4-29-2020	8,344,375	8,347,880
Doosan Infracore International Incorporated ±	4.50	5-27-2021	201,977	201,472
Entercom Radio LLC ±	4.00	11-23-2018	1,131,751	1,127,031
Focus Brands Incorporated ±	4.25	2-21-2018	733,811	726,700
Focus Brands Incorporated ±(i)	10.25	8-21-2018	2,023,863	2,044,101
Gates Global LLC ±	4.25	7-3-2021	872,813	850,119
Goodyear Tire & Rubber Company ±	4.75	4-30-2019	5,500,000	5,510,340
HGIM Corporation ±%%<	5.50	6-18-2020	2,482,719	1,588,940
Hub International Limited ±	4.25	10-2-2020	275,523	266,797
Interactive Data Corporation ±	4.75	5-2-2021	1,850,700	1,841,909
Ipreo Holdings LLC ±	4.25	8-6-2021	144,638	141,986
Kronos Incorporated ±	4.50	10-30-2019	579,290	576,996
Learfield Communications Incorporated ±	8.75	10-9-2021	2,803,297	2,768,256
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,683,714
LM U.S. Corp Acquisition Incorporated ±(i)	8.25	1-25-2021	105,000	101,456
LPL Holdings Incorporated ±	3.25	3-29-2019	1,212,138	1,188,659
LTS Buyer LLC ±	4.00	4-11-2020	746,212	728,863
LTS Buyer LLC ±(i)	8.00	4-12-2021	566,625	553,309
MedAssets Incorporated ±	4.00	12-12-2019	233,529	231,778
MGM Resorts International ±	3.50	12-20-2019	1,348,421	1,326,509
Mission Broadcasting Incorporated ±	3.75	10-1-2020	126,239	124,661
Neff Rental LLC ±	7.25	6-9-2021	683,096	667,726
New Albertson’s Incorporated ±	4.75	6-27-2021	528,675	521,570
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	143,157	141,367
Novelis Incorporated ±	3.75	3-10-2017	967,382	957,708
nTelos Incorporated ±	5.75	11-9-2019	1,529,850	1,334,795
Nusil Technology LLC ±	5.25	4-7-2017	389,101	384,918
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	89,550	88,543
OSG International Incorporated ±	5.75	8-5-2019	303,475	300,440
Panda Power Funds Term Loan B1 ±	6.50	11-10-2021	380,000	381,900
Peak 10 Incorporated ±	8.25	6-17-2022	430,000	413,875
Philadelphia Energy Solutions LLC ±	6.25	4-4-2018	346,185	311,566
Prestige Brands Incorporated ±	4.13	1-31-2019	116,951	116,541
Prestige Brands Incorporated ±	4.50	9-3-2021	226,667	226,313
Salix Pharmaceuticals Limited ±	4.25	1-2-2020	937,662	932,505
Sedgwick Claims Management Services Incorporated ±%%<	3.75	3-1-2021	535,000	516,944
Sedgwick Claims Management Services Incorporated ±	6.75	2-28-2022	735,000	689,063
Spin Holdco Incorporated ±	4.25	11-14-2019	1,650,553	1,622,361
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	185,000	180,144
Syniverse Holdings Incorporated ±	4.00	4-23-2019	169,666	163,835
Syniverse Holdings Incorporated ±	4.00	4-23-2019	959,826	927,432

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Tallgrass Operations LLC ±	4.25%	11-13-2018	$1,425,295	$1,382,537
Telesat Canada ±	3.50	3-28-2019	2,584,098	2,555,027
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	754,574	742,787
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2015	20,096,983	12,455,909
TGI Friday’s Incorporated ±	5.25	7-15-2020	107,191	106,923
TGI Friday’s Incorporated ±	9.25	7-15-2021	565,000	562,175
TMFS Holdings LLC ±	5.50	7-30-2021	1,231,913	1,194,955
TransDigm Incorporated ±	3.75	2-28-2020	3,421,095	3,369,231
TWCC Holdings Corporation ±%%<	0.00	2-11-2017	425,000	415,506
TWCC Holdings Corporation ±	7.00	6-26-2020	3,565,000	3,313,953
United Surgical Partners International Incorporated ±	4.25	4-19-2017	1,892,784	1,883,320
United Surgical Partners International Incorporated ±	4.75	4-3-2019	1,038,467	1,034,136
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	1,446,124	1,435,510
Valeant Pharmaceuticals International Incorporated ±	3.50	12-11-2019	172,765	171,433
Vertafore Incorporated ±	9.75	10-29-2017	510,000	510,638
W3 Company ±(i)	9.25	9-13-2020	289,275	274,811
WASH Multifamily Laundry Systems LLC ±	4.50	2-21-2019	1,640,775	1,599,756

Total Loans (Cost $115,233,586)				105,973,224

Municipal Obligations : 0.05%
New York : 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	345,000	344,376

Total Municipal Obligations (Cost $345,000)				344,376

Non-Agency Mortgage-Backed Securities : 7.64%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	460,000	471,034
American Home Mortgage Assets Series 2006-2 Class 1A1 ±(i)	1.07	9-25-2046	3,518,660	2,476,479
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.07	4-25-2034	81,373	78,976
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	232,798	232,327
Asset Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.49	10-15-2032	217,499	214,895
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.84	7-10-2044	1,340,000	1,387,220
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	500,000	526,463
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.27	2-10-2051	550,000	610,653
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	786,303
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.59	6-10-2049	430,000	466,166
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	467,604	488,019
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.01	1-26-2037	124,621	124,853
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.62	2-25-2033	174,275	168,866
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.90	6-11-2050	318,000	349,558
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	110,409
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	197,755	197,475
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	61,209	61,966
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	256,555	262,676
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.77	3-15-2049	680,000	717,530
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	482,187
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,102,002
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.55	12-25-2033	77,949	74,564
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.86	8-15-2045	1,000,000	1,103,936
Commercial Mortgage Trust Series 2013-FL3 Class B 144A±	2.32	10-13-2028	1,000,000	1,012,966
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	6.24	2-25-2034	97,099	102,214
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.58	10-25-2033	169,046	167,570
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.81	6-15-2038	1,045,000	1,102,505
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,587,705
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,062,779

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.15%	9-25-2032	$618,584	$616,772
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.78	6-25-2033	179,159	177,953
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.24	3-25-2033	49,993	48,537
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.83	4-25-2036	186,011	185,749
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	430,774
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	455,864	451,303
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	16,234	15,917
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AM	5.48	3-10-2039	200,000	209,814
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AMFX	5.48	3-10-2039	100,000	105,901
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.49	11-25-2032	337,017	326,472
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	6.10	7-25-2034	92,536	94,351
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.82	7-10-2038	2,600,000	2,739,696
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	515,288
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.55	4-10-2038	835,000	865,601
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.80	8-10-2045	902,576	980,940
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±(c)	1.50	8-10-2043	5,908,496	370,327
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.56	5-10-2045	4,801,087	527,918
GS Mortgage Securities Trust Series 2014-New Class C 144A	3.79	1-10-2031	1,000,000	1,026,940
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	5.61	6-25-2034	29,500	30,184
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.60	4-25-2035	16,429	16,153
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.47	3-25-2035	167,829	164,664
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.47	5-25-2036	184,400	182,209
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	934,275
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	571,975
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.52	7-25-2034	76,064	76,176
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.52	7-25-2034	99,523	98,575
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.56	6-25-2035	366,119	367,861
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	62,311	63,798
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	282,578	290,780
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	803,709
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.16	4-15-2041	820,000	912,721
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.34	12-25-2036	2,972,375	2,322,002
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.48	12-25-2033	558,036	552,767
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.67	1-25-2034	23,052	22,424
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.64	11-21-2034	37,475	38,133
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	65,244	68,100
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	362,503
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	895,409
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	118,992	123,744
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.69	5-12-2039	565,000	592,695
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.84	6-12-2050	632,639	676,858
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	0.97	12-25-2031	20,693	18,823
Mid State Trust Series 11 Class A1	4.86	7-15-2038	257,699	273,836
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.01	1-25-2029	141,525	132,002
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±(c)	1.85	8-15-2045	5,801,498	476,436
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.22	12-27-2033	628,442	606,595
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04	8-13-2042	650,000	655,641
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	532,501
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,054,691
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	26,472
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	535,069
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,355,000	1,457,548
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.80	8-15-2045	615,000	664,251
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.53	3-15-2045	900,000	1,022,570
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.10	11-25-2034	1,165,049	1,075,715
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.75	3-25-2035	62,015	61,905

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.47%	5-25-2035	$53,606	$54,203
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	2.92	12-26-2035	37,697	37,677
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	600,588	608,115
Residential Asset Securities Corporation Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	64,413	64,410
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	77,215	78,707
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.26	12-25-2030	165,452	172,265
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	646,096	654,080
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.93	4-20-2033	26,856	26,775
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.53	3-25-2034	79,042	78,225
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.69	2-25-2028	278,530	274,819
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.77	10-25-2027	100,438	98,299
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.31	11-25-2033	252,067	252,130
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.78	5-15-2033	6,497,060	117,790
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,265,566
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	211,769	220,859

Total Non-Agency Mortgage-Backed Securities (Cost $47,969,731)				49,986,239

	Dividend yield		Shares
Preferred Stocks : 0.18%
Financials : 0.18%

Banks : 0.18%
GMAC Capital Trust I ±	7.72		44,400	1,167,720

Total Preferred Stocks (Cost $1,130,339)				1,167,720

	Interest rate		Principal
Yankee Corporate Bonds and Notes : 8.01%
Consumer Discretionary : 0.58%

Diversified Consumer Services : 0.11%
Anglo American Capital Company 144A	4.13	9-27-2022	$750,000	746,519

Media : 0.47%
Grupo Televisa SA	6.00	5-15-2018	750,000	843,773
Myriad International Holdings BV	6.00	7-18-2020	500,000	561,300
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	822,750
Videotron Limited	9.13	4-15-2018	40,000	41,200

WPP Finance 2010	3.63	9-7-2022	750,000	790,679

				3,059,702

Consumer Staples : 0.37%

Beverages : 0.13%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	837,354

Food Products : 0.12%
BRF SA 144A	5.88	6-6-2022	750,000	808,298

Tobacco : 0.12%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	780,983

Energy : 1.10%

Energy Equipment & Services : 0.11%
Ensco plc	4.70	3-15-2021	750,000	756,503

Oil, Gas & Consumable Fuels : 0.99%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	1,685,411	1,028,101

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Griffin Coal Mining Company Limited (s)(i)	9.50%	12-1-2016	$137,792	$84,053
Petrobras International Finance Company	5.38	1-27-2021	670,000	601,955
Petroleos Mexicanos	4.88	1-24-2022	750,000	782,250
Petroplus International Finance Company	5.75	1-20-2020	650,000	602,804
Teekay Corporation	8.50	1-15-2020	2,570,000	2,852,700
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	504,881

				6,456,744

Financials : 1.16%

Banks : 1.06%
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	664,797
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,062,395
Export Import Bank of Korea	5.00	4-11-2022	750,000	871,174
ITAU Unibanco Holding SA	5.13	5-13-2023	1,650,000	1,626,818
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	804,373
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	426,413
Preferred Term Securities XII Limited (s)(a)(i)	0.00	12-24-2033	635,000	0
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	778,204
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	717,004

				6,951,178

Diversified Financial Services : 0.10%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	664,650

Health Care : 0.74%

Pharmaceuticals : 0.74%
Perrigo Finance plc	3.90	12-15-2024	1,000,000	1,047,731
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	680,000	723,350
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	295,000	301,084
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	2,505,000	2,742,975

				4,815,140

Industrials : 0.13%

Road & Rail : 0.13%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	845,828

Information Technology : 0.25%

Communications Equipment : 0.13%
Ericsson LM	4.13	5-15-2022	750,000	808,958

Internet Software & Services : 0.12%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	788,204

Materials : 1.24%

Containers & Packaging : 0.35%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,233,303	1,228,678
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,020,000	1,081,200

				2,309,878

Metals & Mining : 0.67%
ArcelorMittal SA	5.00	2-25-2017	725,000	753,638
Novelis Incorporated	8.38	12-15-2017	550,000	571,313
Novelis Incorporated	8.75	12-15-2020	1,075,000	1,152,938
Vale Overseas Limited	4.38	1-11-2022	750,000	713,085
Vedanta Resources plc 144A	6.00	1-31-2019	1,300,000	1,163,500

				4,354,474

Wells Fargo Advantage Multi-Sector Income Fund	Portfolio of investments — January 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Paper & Forest Products : 0.22%
Sappi Limited 144A		7.50%	6-15-2032	$1,560,000	$1,450,800

Telecommunication Services : 2.33%

Diversified Telecommunication Services : 2.09%
Intelsat Jackson Holdings SA		5.50	8-1-2023	3,700,000	3,653,750
Intelsat Jackson Holdings SA		7.25	4-1-2019	1,820,000	1,890,525
Intelsat Jackson Holdings SA		7.25	10-15-2020	2,150,000	2,257,500
Intelsat Jackson Holdings SA		7.50	4-1-2021	1,025,000	1,086,500
Intelsat Luxembourg SA		7.75	6-1-2021	1,435,000	1,422,444
Intelsat Luxembourg SA		8.13	6-1-2023	2,450,000	2,477,563
Qtel International Finance Limited		5.00	10-19-2025	300,000	335,625
Virgin Media Finance plc 144A		5.38	4-15-2021	180,000	186,750
Virgin Media Finance plc 144A		6.38	4-15-2023	365,000	388,725

					13,699,382

Wireless Telecommunication Services : 0.24%

Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	750,000	778,125
Telesat Canada Incorporated 144A		6.00	5-15-2017	775,000	786,625

					1,564,750

Utilities : 0.11%

Electric Utilities : 0.11%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	698,750

Total Yankee Corporate Bonds and Notes (Cost $51,882,724)					52,398,095

		Yield		Shares
Short-Term Investments : 2.35%

Investment Companies : 2.35%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		15,401,509	15,401,509

Total Short-Term Investments (Cost $15,401,509)					15,401,509

Total investments in securities (Cost $887,476,330)*	133.97%				876,734,472
Other assets and liabilities, net	(33.97)				(222,297,882)

Total net assets	100.00%				$654,436,590

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in the local currency of the issuer.
%%	The security is issued on a when-issued basis.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Portfolio of investments — January 31, 2015 (unaudited)	Wells Fargo Advantage Multi-Sector Income Fund

*	Cost for federal income tax purposes is $891,463,083 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,459,269
Gross unrealized losses	(40,187,880)

Net unrealized losses	$(14,728,611)

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
COP	Columbian Peso
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDR	Indonesian rupiah
KRW	Republic of Korea won
LLC	Limited liability company
LP	Limited partnership
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
plc	Public limited company
PLN	Polish zloty
REIT	Real estate investment trust
RON	Romanian lei
SBA	Small Business Authority
THB	Thai baht
TRY	Turkish lira
ZAR	South African rand

Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2015, the Fund had unfunded loan commitments of $2,198,635.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$15,846,257	$0	$15,846,257
Asset-backed securities	0	693,619	0	693,619
Common stocks
Materials	712	0	0	712
Telecommunication services	1,053,812	0	0	1,053,812
Corporate bonds and notes	0	449,660,293	0	449,660,293
Foreign corporate bonds and notes	0	31,484,303	0	31,484,303
Foreign government bonds	0	152,724,313	0	152,724,313
Loans	0	89,769,846	16,203,378	105,973,224
Municipal obligations	0	344,376	0	344,376
Non-agency mortgage back securities	0	49,986,239	0	49,986,239
Preferred stocks
Financials	1,167,720	0	0	1,167,720
Yankee corporate bonds and notes	0	52,398,095	0	52,398,095
Short-term investments
Investment companies	15,401,509	0	0	15,401,509

	17,623,753	842,907,341	16,203,378	876,734,472
Forward foreign currency contracts	0	3,378,578	0	3,378,578

Total assets	$17,623,753	$846,285,919	$16,203,378	$880,113,050

Liabilities

Forward foreign currency contracts	$0	$1,288,577	$0	$1,288,577

Total liabilities	$0	$1,288,577	$0	$1,288,577

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of October 31, 2014	$14,853,033
Accrued discounts (premiums)	1,860
Realized gains (losses)	1,192
Change in unrealized gains (losses)	(77,721)
Purchases	1,596,250
Sales	(310,137)
Transfers into Level 3	3,682,716
Transfers out of Level 3	(3,543,815)

Balance as of January 31, 2015	$16,203,378

Change in unrealized gains (losses) relating to securities still held at January 31, 2015	$(69,712)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Derivative transactions

During the three months ended January 31, 2015, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At January 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-12-2015	State Street Bank	21,500,000 MYR	$5,922,518	$6,413,124	$(490,606)
2-27-2015	State Street Bank	148,100,000 ZAR	12,669,505	12,790,396	(120,891)
3-9-2015	State Street Bank	19,500,000 PLN	5,257,749	5,249,187	8,562
3-17-2015	State Street Bank	34,100,000 MXN	2,268,805	2,324,820	(56,015)
4-20-2015	State Street Bank	130,000,000 THB	3,957,174	3,941,783	15,391
4-20-2015	State Street Bank	12,250,000 BRL	4,469,253	4,641,558	(172,305)
4-24-2015	State Street Bank	29,000,000 TRY	11,660,152	12,099,971	(439,819)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
2-17-2015	State Street Bank	2,780,000,000 COP	$1,137,654	$1,152,570	$14,916
2-27-2015	State Street Bank	14,100,000 ZAR	1,206,212	1,197,271	(8,941)
2-27-2015	State Street Bank	134,000,000 ZAR	11,463,293	11,989,013	525,720
3-9-2015	State Street Bank	9,900,000 RON	2,520,949	2,751,223	230,274
3-9-2015	State Street Bank	17,145,000 RON	4,365,825	4,751,150	385,325
3-9-2015	State Street Bank	42,500,000 PLN	11,459,197	12,529,924	1,070,727
3-9-2015	State Street Bank	1,470,000,000 HUF	5,339,356	5,881,717	542,361
3-17-2015	State Street Bank	34,100,000 MXN	2,268,805	2,288,437	19,632
4-20-2015	State Street Bank	12,250,000 BRL	4,469,253	4,569,531	100,278
4-24-2015	State Street Bank	29,000,000 TRY	11,660,152	12,122,986	462,834
5-4-2015	State Street Bank	94,450,000 MXN	6,266,233	6,268,791	2,558

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 25, 2015